Loans and asset quality - Credit Risk Profile by Origination (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	$ 10,147	$ 13,289
Fiscal year before current fiscal year	4,130	1,738
Two years before current fiscal year	1,541	2,194
Three years before current fiscal year	1,893	1,090
Four years before current fiscal year	832	1,484
More than five years before current fiscal year	5,030	4,627
Amortized cost	37,617	40,279
Converted to term loans – Amortized cost	34	26
Total	61,224	64,727
Accrued interest receivable	231	61
Wealth management mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	1,775	2,058
Fiscal year before current fiscal year	1,976	1,008
Two years before current fiscal year	918	855
Three years before current fiscal year	775	542
Four years before current fiscal year	485	885
More than five years before current fiscal year	3,012	2,838
Amortized cost	25	14
Converted to term loans – Amortized cost	0	0
Total	8,966	8,200
Wealth management loans and mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	45	118
Fiscal year before current fiscal year	57	18
Two years before current fiscal year	22	73
Three years before current fiscal year	45	6
Four years before current fiscal year	0	104
More than five years before current fiscal year	217	122
Amortized cost	9,916	9,351
Converted to term loans – Amortized cost	0	0
Total	10,302	9,792
Accrued interest receivable	49	12
Other residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	27	0
Fiscal year before current fiscal year	70	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	248	299
Amortized cost	0	0
Converted to term loans – Amortized cost	0	0
Total	345	299
Accrued interest receivable	1	1
Capital call financing
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	3,438	2,284
Converted to term loans – Amortized cost	0	0
Total	3,438	2,284
Accrued interest receivable	17	3
Other loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	2,941	2,541
Converted to term loans – Amortized cost	0	0
Total	2,941	2,541
Accrued interest receivable	6	2
Margin loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	5,984	7,697
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	10,949	14,790
Converted to term loans – Amortized cost	0	0
Total	16,933	22,487
Accrued interest receivable	33	10
Investment grade | Loans receivable
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	45	117
Fiscal year before current fiscal year	57	18
Two years before current fiscal year	22	73
Three years before current fiscal year	45	6
Four years before current fiscal year	0	104
More than five years before current fiscal year	217	122
Amortized cost	9,887	9,320
Converted to term loans – Amortized cost	0	0
Total	10,273	9,760
Non-investment grade | Loans receivable
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0	1
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	29	31
Converted to term loans – Amortized cost	0	0
Total	29	32
Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	457	429
Fiscal year before current fiscal year	154	20
Two years before current fiscal year	0	0
Three years before current fiscal year	0	8
Four years before current fiscal year	43	145
More than five years before current fiscal year	45	0
Amortized cost	1,033	1,526
Converted to term loans – Amortized cost	0	0
Total	1,732	2,128
Accrued interest receivable	2	1
Commercial | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	379	348
Fiscal year before current fiscal year	148	20
Two years before current fiscal year	0	0
Three years before current fiscal year	0	8
Four years before current fiscal year	43	145
More than five years before current fiscal year	45	0
Amortized cost	963	1,450
Converted to term loans – Amortized cost	0	0
Total	1,578	1,971
Commercial | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	78	81
Fiscal year before current fiscal year	6	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	70	76
Converted to term loans – Amortized cost	0	0
Total	154	157
Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	1,696	2,237
Fiscal year before current fiscal year	1,484	625
Two years before current fiscal year	552	1,251
Three years before current fiscal year	1,062	524
Four years before current fiscal year	297	348
More than five years before current fiscal year	910	696
Amortized cost	203	326
Converted to term loans – Amortized cost	22	26
Total	6,226	6,033
Accrued interest receivable	25	7
Commercial real estate | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	1,265	1,577
Fiscal year before current fiscal year	973	528
Two years before current fiscal year	407	683
Three years before current fiscal year	739	173
Four years before current fiscal year	204	298
More than five years before current fiscal year	904	601
Amortized cost	183	205
Converted to term loans – Amortized cost	0	0
Total	4,675	4,065
Commercial real estate | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	431	660
Fiscal year before current fiscal year	511	97
Two years before current fiscal year	145	568
Three years before current fiscal year	323	351
Four years before current fiscal year	93	50
More than five years before current fiscal year	6	95
Amortized cost	20	121
Converted to term loans – Amortized cost	22	26
Total	1,551	1,968
Financial institutions
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	146	725
Fiscal year before current fiscal year	389	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	25	60
Amortized cost	9,112	9,447
Converted to term loans – Amortized cost	12	0
Total	9,684	10,232
Accrued interest receivable	78	11
Financial institutions | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	126	705
Fiscal year before current fiscal year	389	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	25	60
Amortized cost	7,216	8,015
Converted to term loans – Amortized cost	0	0
Total	7,756	8,780
Financial institutions | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	20	20
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	1,896	1,432
Converted to term loans – Amortized cost	12	0
Total	1,928	1,452
Lease financings
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	17	25
Fiscal year before current fiscal year	0	67
Two years before current fiscal year	49	15
Three years before current fiscal year	11	10
Four years before current fiscal year	7	2
More than five years before current fiscal year	573	612
Amortized cost	0	0
Converted to term loans – Amortized cost	0	0
Total	657	731
Accrued interest receivable	0	0
Lease financings | Wealth management mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Accrued interest receivable	$ 20	$ 14